INCOME TAXES (Narrative) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
INCOME TAXES [Abstract]
Net operating loss carry forwards	$ 9,500,000
Deferred tax liability, beneficial conversion feature	$ 27,277	$ 404,198